Filed with the Securities and Exchange Commission on December 8, 2015
1933 Act Registration File No.   333-200168
1940 Act File No. 811-23011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	4	[	X	]

(Check appropriate box or boxes.)

PENN CAPITAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Navy Yard Corporate Center
3 Crescent Drive, Suite 400
Philadelphia, Pennsylvania 19112
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (215) 302-1500

Richard A. Hocker
Navy Yard Corporate Center
3 Crescent Drive, Suite 400
Philadelphia, Pennsylvania 19112
(Name and Address of Agent for Service)

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
3 Crescent Drive, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement for PENN Capital Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 3 on Form N-1A filed on November 18, 2015, and declared effective on November 20, 2015.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 3 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the State of Pennsylvania on December 8, 2015.

PENN Capital Funds Trust

By: /s/ Richard A. Hocker
Richard A. Hocker*
President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard A. Hocker	President and Trustee	December 8, 2015
Richard A. Hocker*

/s/Gerald McBride	Treasurer	December 8, 2015
Gerald McBride

/s/ Dennis S. Hudson, III	Trustee	December 8, 2015
Dennis S. Hudson,III*

/s/ John R. Schwab	Trustee	December 8, 2015
John R. Schwab*

* By:   /s/ Lisa L.B. Matson
        Lisa L.B. Matson
       As Attorney-in-Fact
  (Pursuant to Powers of Attorney previously filed and incorporated herein by reference)

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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